Significant accounting policies - Calculation of diluted earnings per ordinary share based on treasury stock method (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Profits attributable to Himax Technologies, Inc. stockholders		$ 47,134	$ (13,614)	$ 8,569
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding		345,708	345,101	345,020
Unvested RSUs	[1]	0	0	49
Employee stock options	[1]	1,058	0	0
Adjusted weighted average number of ordinary shares outstanding		346,766	345,101	345,069
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders		$ 0.14	$ (0.04)	$ 0.02
Diluted earnings per ADS attribute to Himax technologies, Inc. stockholders	[2]	$ 0.27	$ (0.08)	$ 0.05

[1]	Since the Company had net loss for 2019, the unvested RSUs and employee stock options are not being considered with dilutive effect for the year.
[2]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2018, 2019 and 2020 is 172,510 thousand, 172,550 thousand and 172,854 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2018, 2019 and 2020 is 172,534 thousand, 172,550 thousand and 173,383 thousand, respectively. The earnings (loss) per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.